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           CLASSIC HARTFORD LEADERS OUTLOOK (SERIES II AND IIR)
                         SEPARATE ACCOUNT SEVEN
                     HARTFORD LIFE INSURANCE COMPANY

                          FILE NO. 333-101954



   SUPPLEMENT DATED JANUARY 13, 2005 TO THE PROSPECTUS DATED NOVEMBER 1,
                                   2004

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        SUPPLEMENT DATED JANUARY 13, 2005 TO YOUR PROSPECTUS

Your Annuity Contract offers the following underlying mutual Funds as investment options. The Total Fund Operating Expenses for the underlying mutual Funds have been restated as a result of a fee waiver and/or expense reimbursement arrangement.

As a result, the underlying Fund expense information under the Section "Annual Fund Operating Expenses" is hereby replaced with the following:

                                                                             TOTAL ANNUAL FUND                         TOTAL
                                                    12b-1                    OPERATING EXPENSES     CONTRACTUAL FEE    ANNUAL
                                                DISTRIBUTION               (BEFORE CONTRACTUAL FEE     WAIVERS OR       FUND
                                   MANAGEMENT      AND/OR          OTHER      WAIVERS OR EXPENSE        EXPENSE       OPERATING
                                      FEES      SERVICING FEES    EXPENSES      REIMBURSEMENTS)     REIMBURSEMENTS    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth
 Fund - Series I (ii)                 0.80%          N/A            0.35%            1.15%               0.05%          1.10%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -
 Series I (ii)                        0.73%          N/A            0.31%            1.04%               0.04%          1.00%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -
 Series I (ii)                        0.75%          N/A            0.38%            1.13%               0.05%          1.08%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
 Fund - Series I                      0.61%          N/A            0.24%            0.85%               0.00%          0.85%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends
 Fund - Series I (ii)(iii)            0.77%          N/A            0.45%            1.22%               0.07%          1.15%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities
 Fund - Series I                      0.47%          N/A            0.29%            0.76%               0.00%          0.76%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth
 Fund - Series I                      0.75%          N/A            0.35%            1.10%               0.00%          1.10%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
 Fund - Series I                      0.73%          N/A            0.34%            1.07%               0.00%          1.07%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
 Fund - Series I                      0.61%          N/A            0.24%            0.85%               0.00%          0.85%
-------------------------------------------------------------------------------------------------------------------------------
AIM V. I. Small Cap Equity
 Fund - Series I (i)                  0.85%          N/A            0.70%            1.55%               0.25%          1.30%
-------------------------------------------------------------------------------------------------------------------------------

  (i) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. This expense limitation agreement is in effect through April 30, 2005.

 (ii) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement.

(iii) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5133